Other Assets, Net	12 Months Ended
Mar. 31, 2024
Other Assets, Net [Abstarct]
Other Assets, Net

8. Other Assets, Net

As of March 31, 2024, and 2023, other assets consisted of the following:

	As of March 31,
	2024	2023
Deposits	$103,517	$60,988
Prepayments	6,309,779	40,204
	6,413,296	101,192
Less: allowance for expected credit losses	(990)	-
Other assets, net	6,412,306	101,192
Less: amounts classified as non-current assets	(3,959,651)	(29,299)
Amounts classified as current assets	$2,452,655	$71,893

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2024	2023
Balance at April 1	$-	$-
Provision for expected credit losses	990	-
Balance at March 31	$990	$-

The Group adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil being recognized as of April 1, 2023.